Lines of credit	12 Months Ended
Dec. 31, 2014
Line of credit
Lines of credit

27.  Lines of credit

As of December 31, 2014, the Group had agreements with fourteen PRC commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB9.9 billion. The Company was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2014.

As of December 31, 2014, under the lines of credit, the Company had no outstanding borrowings and RMB3,102,590 reserved for the issuances of bank acceptance, and RMB473,003 reserved for supply chain financing guarantees.